2016 - PM11 Banc of Cali

Redacted LoanID	Loan Number	LoanUID	Servicer	Borrower	Property State	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Bankruptcy Comment	Loss/Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Property Damage	Damage Comment	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	As of Date	Summary Comments
69E97386-3CE9-4E72-95AD-79D9F4D6473F	xxx	xxx	xxx	xxx	MD				Curtailment of Income	Owner		Currently	Referred to Attorney
The loan was referred to foreclosure xxx. Foreclosure was placed on hold on 6/8/2016 due to loss mitigation efforts. The loss mitigation hold ended 8/12/2016 and the attorney was notified to proceed with foreclosure. A comment on 8/12/2016 indicated the servicer was waiting on the updated title in order to proceed.
															Never				Previously	Loan Modification	Loan Modification Denied
The servicer was working on a modification with the borrower at the beginning of the review period but it was denied on 9/22/2015. The borrower provided new modification documents on 5/3/2016. A complete package was received on 6/7/2016. The modification was denied by the underwriter on 7/6/2016. The investor approved the borrower for a trial modification on 7/XX/2016 with the first payment due 8/XX/2016. The investor denied the modification on 8/9/2016 and a final denial letter was sent to the borrower.
																							No		Foreclosure	No			The inspection results of 7/25/2016 indicate the property is owner occupied.	8/31/2016
FORECLOSURE: The loan was referred to foreclosure xxx. Foreclosure was placed on hold on 6/8/2016 due to loss mitigation efforts. The loss mitigation hold ended 8/12/2016 and the attorney was notified to proceed with foreclosure. A comment on 8/12/2016 indicated the servicer was waiting on the updated title in order to proceed.
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The servicer was working on a modification with the borrower at the beginning of the review period but it was denied on 9/22/2015. The borrower provided new modification documents on 5/3/2016. A complete package was received on 6/7/2016. The modification was denied by the underwriter on 7/6/2016. The investor approved the borrower for a trial modification on 7/XX/2016 with the first payment due 8/XX/2016. The investor denied the modification on 8/9/2016 and a final denial letter was sent to the borrower.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The inspection results of 7/25/2016 indicate the property is owner occupied.

77BE8A46-3300-4D17-B4A5-0DDB68D8E643	xxx	xxx	xxx	xxx	PA	8/1/2016	9/1/2015	2/4/2016	Curtailment of Income	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.
On 7/25/2016, the borrower advised she received a loan modification packet with a 30 day notice.  On 8/1/2016, the packet was received but was incomplete.  The loan was referred to loss mitigation on 8/1/2016 according to the notes on 8/12/2016; however, the packet was still missing information.  The notes on 8/29/2016 indicate that the loss mitigation file was closed and a modification denial was being sent to the borrower for the document deadline expiring.  A comment on 9/9/2016 confirmed the missing documents from the previous modification were received and the borrower was approved for loss mitigation; however, there were no further comments on the loan modification. It is unclear if the borrower has been approved or denied.
8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION:
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: On 7/25/2016, the borrower advised she received a loan modification packet with a 30 day notice.  On 8/1/2016, the packet was received but was incomplete.  The loan was referred to loss mitigation on 8/1/2016 according to the notes on 8/12/2016; however, the packet was still missing information.  The notes on 8/29/2016 indicate that the loss mitigation file was closed and a modification denial was being sent to the borrower for the document deadline expiring.  A comment on 9/9/2016 confirmed the missing documents from the previous modification were received and the borrower was approved for loss mitigation; however, there were no further comments on the loan modification. It is unclear if the borrower has been approved or denied.

361A46A4-2CE9-4097-9C39-7A1D0B8A2AFD	xxx	xxx	xxx	xxx	NC	8/1/2016			Curtailment of Income	Owner		Never			Never				Previously	Loan Modification	Loan Modification Completed
A loan modification packet received on 08/27/15 and the documents were incomplete. Missing documents were received on 09/14/2015 and an initial modification denial letter was sent out. The borrower called on 09/30/2015 to inquire about denial letter. The trailing documents were received on 10/05/2015 with outstanding missing documents but the modification was cancelled on 10/16/2015 due to incomplete package.  Authorized third party (A3P) called on 10/23/2015, was advised that the modification was shut down due to incomplete package. A3P advised that borrower does not have business bank statements and was informed to write a letter of explanation indicating such. Loan modification stipulation documents were sent to borrower on 12/07/2015. Down payment amount: $500 due on xxx, Number of stipulation payments: 3, Amount of payments: $840 with first payment due on xxx.  Signed documents and copy of down payment check received xxx. Borrower completed the trial payments
																							No		Collections	No			Hazard insurance was canceled due to non-payment on10/28/15 and lender placed insurance added on 11/17/2015.	8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: A loan modification packet received on 08/27/15 and the documents were incomplete. Missing documents were received on 09/14/2015 and an initial modification denial letter was sent out. The borrower called on 09/30/2015 to inquire about denial letter. The trailing documents were received on 10/05/2015 with outstanding missing documents but the modification was cancelled on 10/16/2015 due to incomplete package.  Authorized third party (A3P) called on 10/23/2015, was advised that the modification was shut down due to incomplete package. A3P advised that borrower does not have business bank statements and was informed to write a letter of explanation indicating such. Loan modification stipulation documents were sent to borrower on 12/07/2015. Down payment amount: $500 due on xxx, Number of stipulation payments: 3, Amount of payments: $840 with first payment due on xxx.  Signed documents and copy of down payment check received xxx. Borrower completed the trial payments.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Hazard insurance was canceled due to non-payment on10/28/15 and  lender placed insurance added on 11/17/2015.

3EA14A4D-3F89-48DD-81B3-267A58A277D2	xxx	xxx	xxx	xxx	TX	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed	Commentary dated 06/08/2016 indicates the adjusted rate mortgage was updated per modification (modification type date was not provided); no other details are noted.	No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.	The most recent property inspection was requested on 09/08/2016; as of 09/10/2016, the property inspection results have not been received.	8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Commentary dated 06/08/2016 indicates the adjusted rate mortgage was updated per modification (modification type date was not provided); no other details are noted.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The most recent property inspection was requested on 09/08/2016; as of 09/10/2016, the property inspection results have not been received.

7004EB0A-86D5-43BC-B817-232FF0C09915	xxx	xxx	xxx	xxx	TX	8/1/2016			Not Determined	Owner		Never			Never				Previously	Payment Deferral		Comments dated 3/14/2016 borrower stated her APR was going up through the HAMP program. Additionally, thexxx payment was deferred until maturity on xxx and the due date was advanced to xxx.	No		Collections	No			Commentary dated xxx requesting a deferral to have the next payment due date of xxx. On xxx deferral program agreement to defer xxx payment until maturity and next due date advanced to xxx.	8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Comments dated 3/14/2016 borrower stated her APR was going up through the HAMP program. Additionally, thexxx payment was deferred until maturity on xxx and the due date was advanced to xxx.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated xxx requesting a deferral to have the next payment due date of xxx.  On xxx deferral program agreement to defer xxx payment until maturity and next due date advanced to xxx.

C101FDDE-0F19-46DA-90DB-28D5754C2DF6	xxx	xxx	xxx	xxx	MI	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed	Per the servicing notes, there was a loan modification completed prior to the review period. Several comments confirm that monthly HAMP incentives were being applied.	No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.
The last inspection completed was on 2/15/2016.  The notes state that there are no visible damages, utilities were on and personal property is present; however, there is not any indication on the occupancy of the property.
8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per the servicing notes, there was a loan modification completed prior to the review period. Several comments confirm that monthly HAMP incentives were being applied.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last inspection completed was on 2/15/2016.  The notes state that there are no visible damages, utilities were on and personal property is present; however, there is not any indication on the occupancy of the property.

B460DE76-E370-4543-AF47-C1132E852E5D	xxx	xxx	xxx	xxx	TX	8/1/2016			Not Determined	Owner		Never			Never				Previously	Payment Deferral		The xxx payment was deferred until maturity and the due date advanced to xxx, bringing the loan current.	No		Collections	No
Comments listed on 4/18/2016 the borrower submitted a claim; the borrower filed a loss draft claim, other comments listed on 5/4/2016 the borrower was upset that the flooding wasn’t covered. Comments on 8/3/2016 the borrower stated his reason for default was temporary disability and he works part time.
8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The xxx payment was deferred until maturity and the due date advanced to xxx, bringing the loan current.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments listed on 4/18/2016 the borrower submitted a claim; the borrower filed a loss draft claim, other comments listed on 5/4/2016 the borrower was upset that the flooding wasn’t covered. Comments on 8/3/2016 the borrower stated his reason for default was temporary disability and he works part time.

248A2B95-C1CF-4F03-B548-3A023F1F08C1	xxx	xxx	xxx	xxx	IA	9/1/2016	9/1/2015	11/24/2015		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.		8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

644D0B17-52F0-4A4E-AE29-E96837610A4C	xxx	xxx	xxx	xxx	KY		9/1/2015	7/19/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.
The last inspection was completed 08/16/2016, however, no occupancy status information detailed.  The borrower was denied for modification due to paperwork not received.  However, the borrower called on 09/14/2016 and spoke with the customer service representative and was advised the packet was complete and a letter will be sent tomorrow.  No further details provided.
8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last inspection was completed 08/16/2016, however, no occupancy status information detailed.  The borrower was denied for modification due to paperwork not received.  However, the borrower called on 09/14/2016 and spoke with the customer service representative and was advised the packet was complete and a letter will be sent tomorrow.  No further details provided.

C6AF1A3C-98DB-423A-A361-0FECF5585BA1	xxx	xxx	xxx	xxx	CA	8/1/2016	9/1/2015	11/24/2015		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.		8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

CB1CD4AC-5BBD-4801-9F5F-532ACF3E5C4D	xxx	xxx	xxx	xxx	FL	7/1/2016	9/1/2015	7/19/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.
Skip trace was done on 8/1/2016 and found a mobile number. No notes showing borrower was contacted. A reinstatement quote sent 8/24/2016 good through 8/26/2016 in the amount of $1257.62.  A breach hold placed on 8/29/2016 expiration date 9/29/2016.
8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Skip trace was done on 8/1/2016 and found a mobile number. No notes showing borrower was contacted. A reinstatement quote sent 8/24/2016 good through 8/26/2016 in the amount of $1257.62.  A breach hold placed on 8/29/2016 expiration date 9/29/2016.

5F9E6B96-8A94-4758-9210-AFF2E1AFE6E3	xxx	xxx	xxx	xxx	TX	8/1/2016	9/1/2015	1/18/2016	Excessive Obligations	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.
As of the end of the review, the loan is 30 days delinquent and borrowers intend to bring loan current on their own. Per comments dated the borrower stated they will make one payment by 9/15/2016 and another on 9/30/2016.
8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: As of the end of the review, the loan is 30 days delinquent and borrowers intend to bring loan current on their own. Per comments dated the borrower stated they will make one payment by 9/15/2016 and another on 9/30/2016.

811B146D-3A42-4443-AD1A-55320080C606	xxx	xxx	xxx	xxx	IL	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No			On 7/13/2016 a correction was made to the account to accurately apply funds that the borrower sent in February to payments instead of fees.	8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: On 7/13/2016 a correction was made to the account to accurately apply funds that the borrower sent in February to payments instead of fees.

643AF959-87F4-4D76-8E75-3134D4291162	xxx	xxx	xxx	xxx	OH	8/1/2016			Illness	Not Determined		Never			Never				Never				No		Collections	No
On 09/08/2015, the servicer approved the loan for foreclosure referral; however on 09/16/2015, the loan was referred to loss mitigation.  Comments on 09/17/2015 indicate that the investor approved $1,680.72 for May and June and extending July, August and September bringing the loan due for October.  Also, the executed Deferment/Extension Agreement was received.
8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: On 09/08/2015, the servicer approved the loan for foreclosure referral; however on 09/16/2015, the loan was referred to loss mitigation.  Comments on 09/17/2015 indicate that the investor approved $1,680.72 for May and June and extending July, August and September bringing the loan due for October.  Also, the executed Deferment/Extension Agreement was received.

034F8836-6A21-4FD4-BDE0-1FBF11885C33	xxx	xxx	xxx	xxx	TX	9/1/2016				Owner		Never			Never				Never				No		Current	No
Per property inspection report date 01/20/2016, the home is currently owner occupied. A comment on 1/15/2016 indicated the borrower's spouse is in prison and the borrower is the only one who has income.  The servicer update the financials.
8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per property inspection report date 01/20/2016, the home is currently owner occupied. A comment on 1/15/2016 indicated the borrower's spouse is in prison and the borrower is the only one who has income.  The servicer update the financials.

27073769-FEED-4390-9E0B-83D34D3763B7	xxx	xxx	xxx	xxx	PA	8/1/2016			Curtailment of Income	Owner		Never			Never				Never				No		Collections	No
Comments listed on 3/31/2016 the reason for default is curtailment of income. On 8/11/2016 the borrower had a payment returned, they thought they had overdraft protection and didn’t, some checks were returned. The borrower stated that deferring a payment would help in resolving the problem. The borrower sent the deferment papers back US mail on 8/17/2016.
8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments listed on 3/31/2016 the reason for default is curtailment of income. On 8/11/2016 the borrower had a payment returned, they thought they had overdraft protection and didn’t, some checks were returned. The borrower stated that deferring a payment would help in resolving the problem. The borrower sent the deferment papers back US mail on 8/17/2016.

B15102D5-D303-4914-8F8C-23A04D0B44CD	xxx	xxx	xxx	xxx	IN	8/1/2016			Marital Difficulties	Owner		Never			Never				Never				No		Collections	No				8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

7598FB4D-07AB-4C82-8140-B8A0359FFB36	xxx	xxx	xxx	xxx	FL	8/1/2016			Excessive Obligations	Owner		Never			Never				Never				No		Collections	No
The notes indicate on 7/8/2016 and 7/27/2016, blind deferral solicitation letters were sent to the borrower.  On 8/3/2016, the servicer sent another deferral package to the borrower as the previous deferral package sent was no longer valid.  On 8/5/2016, the signed deferral letter was received from the borrower.  However, as of 8/8/2016, the notes indicate the borrower is to send a revised signed deferral letter to change the date of letter from September 1, 2016 to a date in the month of August 2016.  As such, the deferral program is not yet completed at the end of the review period.  Per the last inspection completed on 7/21/2016, the property is owner-occupied.
8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The notes indicate on 7/8/2016 and 7/27/2016, blind deferral solicitation letters were sent to the borrower.  On 8/3/2016, the servicer sent another deferral package to the borrower as the previous deferral package sent was no longer valid.  On 8/5/2016, the signed deferral letter was received from the borrower.  However, as of 8/8/2016, the notes indicate the borrower is to send a revised signed deferral letter to change the date of letter from September 1, 2016 to a date in the month of August 2016.  As such, the deferral program is not yet completed at the end of the review period.  Per the last inspection completed on 7/21/2016, the property is owner-occupied.

4EE3A3F7-CC9F-4FF6-93D5-79C8957AEFC1	xxx	xxx	xxx	xxx	MN	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No
Commentary dated 4/8/2016 indicates that the co-borrower stated the property is under water and interested in a loan modification. The servicer explained the purpose of a modification is to aid the borrower during a financial hardship. The borrower continued with their request for a financial package. The servicer has since mailed the financial package on 4/8/2016.  As of 8/24/2016 there is no record of receipt of the financial package.
8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 4/8/2016 indicates that the co-borrower stated the property is under water and interested in a loan modification. The servicer explained the purpose of a modification is to aid the borrower during a financial hardship. The borrower continued with their request for a financial package. The servicer has since mailed the financial package on 4/8/2016.  As of 8/24/2016 there is no record of receipt of the financial package.

50D9A45A-03C3-48E5-9C0C-C13C1F382F91	xxx	xxx	xxx	xxx	FL				Not Determined	Not Determined		Never			Never				Never				No		Collections	No			The Notice of Intent was sent certified and first class on 08/16/2016. There was no inspection completed within the review period.	8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The Notice of Intent was sent certified and first class on 08/16/2016.  There was no inspection completed within the review period.

483EDA60-9F02-4987-9DB7-B5825A820EBB	xxx	xxx	xxx	xxx	TX	7/1/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No			As of the end of the review the loan is 60 days delinquent and in collections.	8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: As of the end of the review the loan is 60 days delinquent and in collections.

F838A400-F2D5-49D6-AA99-1C9981F2ADF5	xxx	xxx	xxx	xxx	OH	8/1/2016			Excessive Obligations	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed
There is evidence of a prior loan modification.  A HAMP incentive payment was applied to the loan on 10/27/2014 in the amount of $833.33. No other details regarding the loan modification are noted during the review period. Comments on 11/03/2015 indicate that the investor approved $950.99 as a down payment for September and extend October and November.  The 2 month extension was activated on xxx with a new next due date of xxx and a new maturity date of xxx. Comments on xxx indicate that the loan was approved for a 2 month extension with a next payment due date of xxx. Comments on xxx indicate that extension agreement was received via fax from the borrower.  No other details are noted.
																							No		Collections	No				8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION:There is evidence of a prior loan modification.  A HAMP incentive payment was applied to the loan on 10/27/2014 in the amount of $833.33. No other details regarding the loan modification are noted during the review period. Comments on 11/03/2015 indicate that the investor approved $950.99 as a down payment for September and extend October and November.  The 2 month extension was activated on xxx with a new next due date of xxx and a new maturity date of xxx. Comments on xxx indicate that the loan was approved for a 2 month extension with a next payment due date of xxx. Comments on xxx indicate that extension agreement was received via fax from the borrower.  No other details are noted.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

2016 - PM18 Citi

Redacted LoanID	Loan Number	LoanUID	Pool	Borrower	Property State	Last Activity	As of Date	Due Date	Default Status	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Bankruptcy Comment	Loss Mit?	Loss Mitigation Type	Loss Mitigation Status	Loan Modification/Forbearance Date	Loss Mitigation Comment	Damage Flag	Damage Comment	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	Missing Comments Starting	Missing Comments End	Summary Comment	Added/Updated
B29A4037-EA7E-41E9-85F1-C562D9C41F93	xxx	xxx	xxx	xxx	NC	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
1F81C960-AE76-4459-BABC-E35D23BF5B1E	xxx	xxx	xxx	xxx	IN	11/6/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed		Per pay history HAMP incentives were applied in 12/2014 through 10/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A	No	N/A	N/A	N/A
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per pay history HAMP incentives were applied in 12/2014 through 10/2016 indicating this loan was modified.  No other information on the loan modification is available within the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016

2016 - PM19 Citi

Redacted LoanID	Loan Number	LoanUID	Pool	Borrower	Property State	Last Activity	As of Date	Due Date	Default Status	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Bankruptcy Comment	Loss Mit?	Loss Mitigation Type	Loss Mitigation Status	Loan Modification/Forbearance Date	Loss Mitigation Comment	Damage Flag	Damage Comment	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	Missing Comments Starting	Missing Comments End	Summary Comment	Added/Updated
3B560DAC-B602-4A63-BF49-DD45445538B7	xxx	xxx	xxx	xxx	CA	11/16/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
323F1AAA-44DE-4A88-9B10-64CE09D033D6	xxx	xxx	xxx	xxx	IN	11/18/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	Extension offer letters were sent to the borrower throughout the servicing review period; no response from the borrower.
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Extension offer letters were sent to the borrower throughout the servicing review period; no response from the borrower.
12/15/2016
37BC0C82-E850-43E9-97BA-3CAC89FAB46B	xxx	xxx	xxx	xxx	KS	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016

2016 - PM9 Roosevelt

Redacted LoanID	Loan Number	LoanUID	Borrower	Property State	Default Status	Due Date	Reason For Default	Current Occupancy	First Vacancy Date	Bankruptcy?	Last Filing Date	Bankruptcy Chapter	Bankruptcy Comment	Foreclosure?	Last FC Stage	Foreclosure Comment	Loss Mitigation?	Damage Flag	Damage Comment	Exception	Exception Type	Exception Comments	Summary Comment
D17E38F4-0062-4FE3-BA5A-D3FB1EBB0A31	xxx	xxx	xxx	CA	Current	6/1/2016	Death of Family Member	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

71C4FCC0-B46B-4FA9-AA1D-60607A4785AF	xxx	xxx	xxx	WI	Current	6/1/2016	Illness	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.